Segment and Geographic Information and Product Related Information	12 Months Ended
Dec. 02, 2012
Segment and Geographic Information and Product Related Information
Segment and Geographic Information and Product Related Information

Note 21: Segment and Geographic Information and Product Related Information

        The Company's segments are identified based on the Company's organizational structure which is organized around geographic areas. The segments are able to be aggregated for reporting purposes based on similar economic characteristics in accordance with applicable authoritative literature surrounding segment presentation.

  Domestic Revenue by Product

        The Company produces sleep sets across a range of technologies, including innerspring, latex foam and visco-elastic "memory foam". The U.S. mattress industry groups these products in categories based on innerspring and specialty technologies. The products for international locations are aggregated as they are substantially similar and the international markets do not have similar product categorization. In the domestic market the Company's net revenue by product type for fiscal year 2012, 2011 and 2010 was as follows (in thousands):

	2012	2011	2010
Net sales—Domestic innerspring bedding	$887,956	$852,352	$861,001
Net sales—Domestic specialty bedding	121,059	81,448	69,928

Total bedding sales	1,009,015	933,800	930,929
Other revenue(1)	27,418	18,608	20,177

Net sales	$1,036,433	$952,409	$951,106

(1)
Other revenue includes external sales of Comfort Revolution and the Company's components and U.S. latex businesses.

  Geographical Information

        Net sales to external customers by geographic area are as follows (in thousands):

	Fiscal year
	2012	2011	2010
United States	$1,036,433	$952,409	$951,106
Canada	198,714	182,350	185,706
Other International	112,723	95,392	82,659

Total	$1,347,870	$1,230,151	$1,219,471

Total International	$311,437	$277,742	$268,365

        Long lived assets (principally property, plant and equipment) outside the United States were $35.2 million and $35.4 million as of December 2, 2012 and November 27, 2011, respectively.